As filed with the Securities and Exchange Commission on August 25, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
June 30, 2010
(Unaudited)
	Shares		Value
	COMMON STOCKS - 54.05%
		Administrative and Support Services - 0.42%
	1,431,394	KKR Co. (a)(b)	$13,540,987
		Ambulatory Health Care Services - 3.42%
	3,349,419	Psychiatric Solutions, Inc. (a)(g)	109,592,990
		Beverage and Tobacco Product Manufacturing - 1.49%
	1,376,400	Coca-Cola Enterprises Inc. (f)	35,593,704
	282,105	Fomento Economico Mexicano SAB de CV - ADR	12,172,831
			47,766,535
		Broadcasting (except Internet) - 1.21%
	1,886,200	Comcast Corporation Special Class A	30,990,266
	730,500	Liberty Media Corp. - Interactive (a)(f)	7,670,250
			38,660,516
		Chemical Manufacturing - 1.90%
	1,233,706	Biovail Corporation (b)(g)	23,736,503
	204,006	CF Industries Holdings Inc.	12,944,181
	1,861,758	Huntsman Corporation	16,141,442
	389,500	Talecris Biotherapeutics Holdings Corp. (a)	8,218,450
			61,040,576
		Computer and Electronic Product Manufacturing - 3.78%
	835,771	Millipore Corp. (a)(g)	89,134,977
	2,653,100	Motorola, Inc. (a)(f)	17,298,212
	140,000	Palm Inc New (a)	796,600
	1,290,237	SunPower Corp. Class B (a)	13,934,560
			121,164,349
		Food and Beverage Stores - 2.00%
	1,837,201	Casey's General Stores, Inc. (h)	64,118,315
		Food Manufacturing - 0.31%
	190,900	American Italian Pasta Company (a)	10,092,883
		Food Services and Drinking Places - 0.44%
	924,000	California Pizza Kitchen, Inc. (a)(f)	13,998,600
		Machinery Manufacturing - 6.61%
	5,628,200	Smith International Inc. (h)	211,901,730
		Management of Companies and Enterprises - 0.68%
	1,397,900	Liberty Acquisition Holdings Corp. (a)	13,853,189
	826,732	Phoenix Group Holdings (a)(b)	7,936,126
			21,789,315
		Merchant Wholesalers, Nondurable Goods - 2.19%
	1,130,503	Airgas, Inc. (f)	70,317,287
		Mining (except Oil and Gas) - 1.11%
	652,575	Lihir Gold Ltd. - ADR	23,486,174
	278,400	Rio Tinto PLC - ADR	12,138,240
			35,624,414
		Miscellaneous Manufacturing - 6.75%
	940,060	Alcon Inc. (b)(f)	139,307,491
	3,433,100	Ev3, Inc. (a)	76,935,771
			216,243,262
		Nursing and Residential Care Facilities - 0.75%
	898,311	Odyssey Healthcare, Inc. (a)	24,002,870
		Oil and Gas Extraction - 1.22%
	47,100	Arena Resources, Inc. (a)	1,502,490
	1,747,042	Mariner Energy, Inc. (a)	37,526,462
			39,028,952
		Other Information Services - 1.66%
	2,086,548	CyberSource Corporations (a)	53,269,570
		Plastics and Rubber Products Manufacturing - 0.05%
	54,100	Pactiv Corp. (a)	1,506,685
		Primary Metal Manufacturing - 0.66%
	1,950,900	Gerdau Ameristeel Corp. (a)(b)	21,264,810
		Professional, Scientific, and Technical Services - 2.97%
	3,888,800	Boots & Coots, Inc. (a)	11,471,960
	2,602,200	Bowne & Co. Inc. (h)	29,196,684
	956,579	DynCorp International, Inc. (a)(h)	16,759,264
	63,000	inVentiv Health, Inc. (a)	1,612,800
	477,001	Phase Forward Corporation (a)	7,956,377
	1,770,000	WuXi Pharmatech, Inc. - ADR (a)	28,249,200
			95,246,285
		Publishing Industries (except Internet) - 4.24%
	938,600	News Corporation Class A	11,225,656
	1,926,900	Sybase, Inc. (a)(g)	124,593,354
			135,819,010
		Rental and Leasing Services - 1.69%
	1,273,080	Dollar Thrifty Automotive Group, Inc. (a)(f)	54,245,939
		Securities, Commodity Contracts, and Other Financial Investments
		and Related Activities - 1.85%
	7,710,000	GLG Partners Inc. (a)	33,769,800
	769,619	Interactive Data Corp.	25,689,882
			59,459,682
		Telecommunications - 4.10%
	1	America Movil SAB (b)	2
	1,418,700	Fidelity National Information Services Inc. (f)	38,049,534
	17,772,400	Qwest Communications International Inc. (h)	93,305,100
			131,354,636
		Utilities - 2.55%
	3,488,400	Allegheny Energy Inc. (f)	72,140,112
	894,311	Mirant Corporation (a)	9,443,924
			81,584,036
		TOTAL COMMON STOCKS (Cost $1,827,190,339)	1,732,634,234
	EXCHANGE TRADED FUNDS - 0.08%
	24,300	SPDR S&P 500 ETF Trust	2,508,246
		TOTAL EXCHANGE TRADED FUNDS (Cost $2,628,225)	2,508,246
	PREFERRED STOCKS - 0.00%
		Funds, Trusts, and Other Financial Vehicles - 0.00%
	300	KeyCorp Capital Series F	7,308
		TOTAL PREFERRED STOCKS (Cost $6,249)	7,308
	Principal
	Amount
	CONVERTIBLE BONDS - 3.30%
		General Growth Properties LP
	$47,860,000	3.980%, 04/15/2027 (Acquired 02/26/2010 through 05/18/2010, Cost $49,708,150) (c)	49,295,800
		Millipore Corp.
	45,163,000	3.750%, 06/01/2026	56,623,111
		TOTAL CONVERTIBLE BONDS (Cost $105,919,179)	105,918,911
	CORPORATE BONDS - 1.57%
		Mariner Energy, Inc.
	40,316,000	11.750%, 06/30/2016	50,395,000
		TOTAL CORPORATE BONDS (Cost $51,005,095)	50,395,000

	Contracts (100 shares per contract)
	PURCHASED PUT OPTIONS - 0.61%
		The Blackstone Group
	7,221	Expiration: September, 2010, Exercise Price: $12.00	1,906,344
		FTSE 100 Index
	4	Expiration: September, 2010, Exercise Price: $5,500.00	381,294
		Energy Select Sector SPDR
	1,089	Expiration: September, 2010, Exercise Price: $62.00	1,380,307
		Global Alternative Energy ETF
	4,279	Expiration: July, 2010, Exercise Price: $27.500	3,932,401
		iShares MSCI Mexico Investable Market Index Fund
	1,542	Expiration: July, 2010, Exercise Price: $54.00	942,162
		iShares MSCI Spain Index
	496	Expiration: July, 2010, Exercise Price: $33.00	106,640
		Market Vectors Coal ETF
	1,450	Expiration: July, 2010, Exercise Price: $40.00	1,477,550
		Materials Select Sector SPDR
	3,831	Expiration: September, 2010, Exercise Price: $33.00	1,963,388
		SPDR S&P 500 ETF Trust
	14,550	Expiration: July, 2010, Exercise Price: $105.00	5,543,550
		SPDR S&P 500 Retail ETF
	1,370	Expiration: September, 2010, Exercise Price: $43.00	1,061,750
		SandRidge Energy, Inc.
	2,250	Expiration: September, 2010, Exercise Price: $10.00	978,750
		TOTAL PURCHASED PUT OPTIONS (Cost $15,871,931)	19,674,136

	Principal
	Amount
	ESCROW NOTES - 0.06%
	4,472,698	Price Communication Liquidating Trust (a)(d)	1,923,260
		TOTAL ESCROW NOTES (Cost $1,923,260)	1,923,260
	Shares
	WARRANTS - 0.00%
		Pearl Group Warrants
	288	Expiration: September, 2014, Excercise Price: $11.00 (b)	247
		TOTAL WARRANTS (Cost $569)	247

	SHORT-TERM INVESTMENTS - 23.34%
		Short-Term Investments - 23.34%
	$25,777,211	Dreyfus Cash Management, 0.13% (g)(i)	25,777,211
	122,339,533	Fidelity Institutional Government Portfolio, 0.04% (e)(i)	122,339,533
	150,000,000	Fidelity Institutional Prime Money Market Portfolio, 0.22% (g)(i)	150,000,000
	150,000,000	First American Government Obligations Fund, 0.01% (e)(i)	150,000,000
	150,000,000	First American Prime Obligations Fund, 0.09% (e)(i)	150,000,000
	150,000,000	First American Treasury Obligations Fund, 0.00% (e)(i)	150,000,000
		TOTAL SHORT-TERM INVESTMENTS (Cost $748,116,744)	748,116,744
		TOTAL INVESTMENTS (Cost $2,752,661,591) - 83.01% (i)	$2,661,178,086

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of June 30, 2010 these securities represented 1.54% of total net assets.
(d)	Fair-valued security.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	The rate quoted is the annualized seven-day yield as of June 30, 2010

(j)	The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$ 2,763,321,933
Gross unrealized appreciation	20,888,701
Gross unrealized depreciation	(123,032,548)
Net unrealized depreciation	$ (102,143,847)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

(k)	Summary of Fair Value Exposure at June 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2010. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010.

	Level 1	Level 2	Level 3	Total

Common Stock	$ 1,719,093,247	$ 13,540,987	$ -	$ 1,732,634,234

Exchange Traded Funds	2,508,246	-	-	2,508,246

Preferred Stocks	7,308	-	-	7,308

Purchased Put Options	19,674,136	-	-	19,674,136

Escrow Notes	-	-	1,923,260	1,923,260
				-
Corporate Bonds	-	50,395,000		50,395,000
				-
Convertible Bonds	-	105,918,911	-	105,918,911
				-
Warrants		247		247
				-
Short-Term Investments	748,116,744	-	-	748,116,744

Total Investments in Securities	$ 2,489,399,681	$ 169,855,145	$ 1,923,260	$ 2,661,178,086

Securities Sold Short	$ 540,160,896	$ -	$ -	$ 540,160,896

Options Written	10,464,044	-	-	10,464,044

Swap Contracts *	-	(3,459,879)	-	(3,459,879)

Forward Currency Exchange Contracts *	-	12,434,644	-	12,434,644

*Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation)
on the instruments.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description		Investments in Securities
Balance as of September 30, 2009		$ 1,923,260
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		-
Net purchases (sales)		-
Transfers in and/or out of Level 3		-
Balance as of June 30, 2010		$ 1,923,260

The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. For further information regarding security characteristics see the schedule of investments.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2010
(Unaudited)

Shares		Value
239,300	AMP Ltd. (a)	$1,049,455
297,769	Apache Corporation.	25,069,172
137,050	The Blackstone Group, LP	1,310,198
2,585,988	CenturyLink, Inc.	86,139,260
0	CF Industries Holdings, Inc.	1
330,261	Charles River Laboratories International, Inc.	11,298,229
1,886,100	Comcast Corporation Class A	32,761,557
599	Exxon Mobil Corp.	34,185
1,122,530	FirstEnergy Corp.	39,546,732
33,200	Hertz Global Holdings, Inc.	314,072
269,017	National Australia Bank Ltd. (a)	5,271,646
938,600	News Corporation Class B	12,999,610
843,558	Novartis AG - ADR	40,760,723
278,400	Rio Tinto Ltd. (a)	14,990,739
3,917,330	Schlumberger NV (a)	216,785,042
1,290,237	SunPower Corp. Class A	15,611,868
692,645	Valeant Pharmaceuticals International	36,218,407
	Total Securities Sold Short (Proceeds $602,551,457)	$540,160,896

ADR	American Depository Receipt
(a)	Foreign security.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
June 30, 2010
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS
	Airgas, Inc.
3,832	Expiration: July, 2010, Exercise Price: $60.00	$958,000
488	Expiration: July, 2010, Exercise Price: $65.00	9,760
944	Expiration: August, 2010, Exercise Price: $65.00	70,800
	Alcon Inc. - ADR
965	Expiration: July, 2010, Exercise Price: $145.00	564,525
2,410	Expiration: July, 2010, Exercise Price: $150.00	657,930
	Allegheny Energy Inc.
17,423	Expiration: July, 2010, Exercise Price: $22.50	130,672
	AXA Asia Pacific Holdings Ltd.
4,841	Expiration: August, 2010, Exercise Price: 6.00 AUD	48,894
	California Pizza Kitchen, Inc.
1,016	Expiration: July, 2010, Exercise Price: $17.50	25,400
	Casey's General Stores, Inc.
5,759	Expiration: July, 2010, Exercise Price: $35.00	345,540
	Coca-Cola Enterprises, Inc.
1,453	Expiration: July, 2010, Exercise Price: $25.00	152,565
1,282	Expiration: July, 2010, Exercise Price: $27.50	6,410
4,500	Expiration: August, 2010, Exercise Price: $25.00	720,000
	Dollar Thrifty Automotive Group, Inc.
8,750	Expiration: July, 2010, Exercise Price: $40.00	2,756,250
3,461	Expiration: August, 2010, Exercise Price: $40.00	1,280,570
	Fidelity National Information Services, Inc.
3,327	Expiration: July, 2010, Exercise Price: $27.50	66,540
9,874	Expiration: July, 2010, Exercise Price: $30.00	98,740
	Huntsman Corporation
5,196	Expiration: July, 2010, Exercise Price: $9.00	124,704
2,500	Expiration: August, 2010, Exercise Price: $8.00	250,000
	Liberty Media Corp. Interactive
7,305	Expiration: July, 2010, Exercise Price: $12.50	73,050
	Motorola, Inc.
26,531	Expiration: July, 2010, Exercise Price: $7.00	159,186
	Palm, Inc.
1,400	Expiration: August, 2010, Exercise Price: $6.00	700
	Psychiatric Solutions, Inc.
977	Expiration: December, 2010, Exercise Price: $35.00	12,213
	SandRidge Energy, Inc.
2,250	Expiration: September, 2010, Exercise Price: $10.00	5,625
	Sybase, Inc.
7,618	Expiration: September, 2010, Exercise Price: $65.00	38,090
	Talecris Biotherapeutics Holdings Corp.
973	Expiration: July, 2010, Exercise Price: $20.00	121,625
		8,677,789

PUT OPTIONS
	SPDR S&P 500
14,065	Expiration: July, 2010, Exercise Price: $98.00	1,786,255
	Total Options Written (Premiums received $19,742,232)	$10,464,044

ADR	American Depository Receipt
AUD	Australian Dollars

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title) /s/ Frederick W. Green
                                                 Frederick W. Green, President

Date  8/24/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Frederick W. Green
                                                   Frederick W. Green, President

Date  8/24/2010

By (Signature and Title)* /s/ Bonnie L. Smith
                                                   Bonnie L. Smith, Treasurer

Date  8/19/2010

* Print the name and title of each signing officer under his or her signature.